Income Taxes and Distributions (Details 5) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Activities related to unrecognized tax benefits
Gross unrecognized tax benefits at beginning of year	$ 6,098	$ 0
Increases (decreases) in unrecognized tax benefits related to a prior year	(248)	0
Increases (decreases) in unrecognized tax benefits related to the current year	394	6,098
Lapse in statute of limitations for assessment	(146)	0
Gross unrecognized tax benefits at end of year	$ 6,098	$ 6,098